SCHWABFUNDS(REGISTRATION MARK)

SCHWAB
RETIREMENT MONEY FUND(REGISTRATION MARK)

Semiannual Report
June 30, 1998

                                                  SCHWABFUNDS(REGISTRATION MARK)

Dear Shareholder:

We're pleased to bring you this semiannual report on performance for the Schwab Retirement Money Fund for the six-month period ended June 30, 1998. During the reporting period, the Fund continued to provide investors with current income consistent with the preservation of capital. By the end of the six-month period, the Schwab Retirement Money Fund's net assets were nearly $174 million.


FUND PERFORMANCE

YIELD SUMMARY AS OF 6/30/98 1
-------------------------------------------------
Seven-Day Current Yield                     4.99%
-------------------------------------------------
Seven-Day Effective Yield                   5.11%
-------------------------------------------------

Please remember that, as with all money market funds, yields will fluctuate, and past performance is no guarantee of future results. Also note that although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

This report contains a complete list of the Fund's holdings as of June 30, 1998.

We appreciate your confidence in SchwabFunds(REGISTRATION MARK) and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,



Charles R. Schwab
Chairman
The Charles Schwab Family of Funds


1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/98, the seven-day current yield would have been 4.92%, and the seven-day effective yield would have been 5.04%.

PORTFOLIO HIGHLIGHTS


AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98 1
-------------------------------------------------------
Last seven days:                                  4.99%
-------------------------------------------------------
Last three months:                                4.99%
-------------------------------------------------------
Last 12 months:                                   5.02%
-------------------------------------------------------


MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                3/31/98                    6/30/98
--------------------------------------------------------------------------------
0-15 days                                       20.3%                      21.9%
--------------------------------------------------------------------------------
16-30 days                                       7.0%                      14.3%
--------------------------------------------------------------------------------
31-60 days                                      22.1%                      31.9%
--------------------------------------------------------------------------------
61-90 days                                      14.4%                      18.1%
--------------------------------------------------------------------------------
91-120 days                                      7.9%                       4.9%
--------------------------------------------------------------------------------
More than 120 days                              28.3%                       8.9%
--------------------------------------------------------------------------------
Weighted average                              75 days                    53 days
--------------------------------------------------------------------------------



PORTFOLIO QUALITY

SEC TIER RATING                PERCENTAGE OF NET ASSETS: 6/30/98
----------------------------------------------------------------
Tier 1                                         100.0%
----------------------------------------------------------------
Tier 2                                           0.0%
----------------------------------------------------------------

1 A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                 Par     Value
                                                              -------   -------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- 81.7%
AUTOMOBILE RECEIVABLES -- 2.9%
New Center Asset Trust Plus
      5.64%, 08/20/98                                         $ 5,000   $ 4,962
                                                                        -------
AUTOMOTIVE -- 8.0%
American Honda Finance Corp.
      5.58%, 07/28/98                                           7,000     6,971
Chrysler Financial Corp.
      5.58%, 07/13/98                                           3,000     2,994
FCE Bank, PLC
      5.58%, 08/10/98                                           4,000     3,976
                                                                        -------
                                                                         13,941
                                                                        -------
BANKING-BELGIUM -- 4.0%
Cregem North America, Inc.
      5.59%, 08/11/98                                           7,000     6,956
                                                                        -------
BANKING-CANADA -- 3.5%
Bank of Nova Scotia
      5.45%, 07/09/98                                           4,000     3,995
      5.50%, 07/16/98                                           2,000     1,995
                                                                        -------
                                                                          5,990
                                                                        -------
BANKING-DENMARK -- 4.5%
Unifunding, Inc.
      5.68%, 10/19/98                                           5,000     4,915
      5.65%, 12/03/98                                           3,000     2,929
                                                                        -------
                                                                          7,844
                                                                        -------
BANKING-DOMESTIC -- 5.2%
Bankers Trust Co.
      5.66%, 12/10/98                                           4,000     3,901
International Securitization Corp. /(First National
   Bank of Chicago LOC)(a)
      5.65%, 12/15/98                                           1,300     1,267
JP Morgan & Co.
      5.65%, 12/14/98                                           4,000     3,899
                                                                        -------
                                                                          9,067
                                                                        -------

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------   -------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- (CONTINUED)
BANKING-NORWAY -- 2.8%
Den Norske Bank
      5.64%, 10/27/98                                         $ 3,000   $ 2,946
      5.65%, 11/20/98                                           2,000     1,957
                                                                        -------
                                                                          4,903
                                                                        -------
BANKING-SWEDEN -- 3.4%
Nordbanken of North America, Inc.
      5.65%, 12/16/98                                           2,000     1,949
Svenska Handelsbanken, Inc.
      5.61%, 09/04/98                                           4,000     3,961
                                                                        -------
                                                                          5,910
                                                                        -------
BANKING-UNITED KINGDOM -- 4.6%
Banco Nacional de Mexico S.A. / (Barclays Bank LOC)
      5.54%, 07/13/98                                           5,000     4,991
      5.60%, 09/09/98                                           3,000     2,968
                                                                        -------
                                                                          7,959
                                                                        -------
COMPUTERS & OFFICE EQUIPMENT -- 2.0%
CSC Enterprises
      5.67%, 08/13/98                                           3,470     3,447
                                                                        -------
CONSUMER PRODUCTS -- 4.0%
Philip Morris Capital Corp.
      5.57%, 07/20/98                                           7,000     6,980
                                                                        -------
DIVERSIFIED FINANCIAL ASSETS -- 0.9%
Bavaria GLB Corp.(a)
      5.57%, 08/18/98                                           1,564     1,553
                                                                        -------
FINANCE-COMMERCIAL -- 14.8%
CIT Group Holdings, Inc.
      5.60%, 09/18/98                                           5,000     4,940
General Electric Capital Corp.
      5.61%, 07/24/98                                           2,000     1,993
      5.60%, 08/24/98                                           6,000     5,951
General Electric Capital Services
      5.57%, 08/03/98                                           5,000     4,975
Heller Financial, Inc.
      5.84%, 08/28/98                                           5,000     4,954

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS -- (CONTINUED) FINANCE-COMMERCIAL -- (CONTINUED)
Heller Financial, Inc.
      5.83%, 09/01/98                                         $ 2,000  $  1,980
      5.79%, 09/16/98                                           1,000       988
                                                                       --------
                                                                         25,781
                                                                       --------
MISCELLANEOUS SERVICES -- 1.7%
PHH Corp.
      5.67%, 07/01/98                                           3,000     3,000
                                                                       --------
MORTGAGE BANKING -- 4.6%
Countrywide Home Loans, Inc.
      5.68%, 08/14/98                                           8,000     7,945
                                                                       --------
SECURITIES BROKERAGE-DEALER -- 13.1%
Lehman Brothers Holdings, Inc.
      5.58%, 07/28/98                                           2,000     1,992
      5.60%, 08/17/98                                           4,000     3,971
      5.58%, 08/19/98                                           1,000       993
      5.67%, 09/09/98                                           1,000       989
Merrill Lynch & Co., Inc.
      5.57%, 07/24/98                                           3,000     2,989
      5.61%, 09/18/98                                           5,000     4,940
Salomon Smith Barney Holdings Inc.
      5.60%, 07/07/98                                           1,000       999
      5.60%, 08/31/98                                           6,000     5,944
                                                                       --------
                                                                         22,817
                                                                       --------
TRADE RECEIVABLES -- 1.7%
Apreco, Inc. (a)
      5.61%, 07/24/98                                           3,000     2,989
                                                                       --------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS                  142,044
(Cost $142,044)                                                        --------

VARIABLE RATE OBLIGATIONS -- 10.4%(b)

BANKING-DOMESTIC -- 9.5%
California Pollution Control Financing Authority
Solid Waste Disposable RB (Burr Properties
Project) Series 1997 / (Union Bank of
California LOC)
      5.80%, 07/07/98                                           2,275     2,275
California Pollution Control Financing Authority
Solid Waste RB (Charter Evaporation Resource
Recovery Systems Project) Series 1997B /
(Union Bank of California LOC)
      5.80%, 07/07/98                                           2,480     2,480

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
VARIABLE RATE OBLIGATIONS -- (CONTINUED)

BANKING-DOMESTIC -- (CONTINUED)

Eagle County, Colorado Taxable Housing Facilities RB
  (BC Housing, L.L.C. Project) Series
  1997B / (Norwest Bank Minnesota NA LOC)
      5.66%, 07/07/98                                         $ 1,500  $  1,500
MoviePlex Realty Leasing, L.L.C. Adjustable Rate
  Tender Securities (Carmike Cinemas, Inc.)
  Series 1997B2 /(Sun Trust Bank, Atlanta LOC)
      5.60%, 07/07/98                                           2,675     2,675
Trap Rock Industries, Inc. RB Series of 1997/
  (CoreStates Bank NA LOC)(a)
      5.75%, 07/07/98                                           3,435     3,435
Upper Illinois River Valley Development Authority
  Solid Waste Disposal RB (Exolon - ESK Co. Project)
  Series 1996B /(Chase Manhattan Bank LOC)
      5.70%, 07/07/98                                           2,595     2,595
Village of Sturtevant, Wisconsin IDRB (Andis Co.
  Project) Series 1996B / (Marshall &
  Ilsley Bank LOC)
      5.70%, 07/07/98                                           1,500     1,500
                                                                       --------
                                                                         16,460
                                                                       --------
BANKING-UNITED KINGDOM -- 0.9%
City of Gary, Indiana Taxable Adjustable Rate
Economic Development Revenue Refunding
Bonds (The Miller Project, L.P. Project)
Series 1996B / (Royal Bank of Scotland LOC)
      5.70%, 07/07/98                                           1,680     1,680
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $18,140)                           18,140
                                                                       --------
CERTIFICATES OF DEPOSIT -- 8.6%
BANKING-AUSTRIA -- 3.4%
Creditanstalt
      5.60%, 09/25/98                                           6,000     6,001
                                                                       --------
BANKING-CANADA -- 0.6%
Canadian Imperial Bank of Commerce
      6.01%, 10/21/98                                           1,000     1,000
                                                                       --------
BANKING-DOMESTIC -- 1.7%
Morgan Guaranty Trust Co.
      5.90%, 08/06/98                                           3,000     3,000
                                                                       --------
BANKING-FRANCE -- 2.9%
Societe Generale
      5.90%, 08/21/98                                           5,000     4,999
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT (Cost $15,000)                             15,000
                                                                       --------

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
STATEMENT OF NET ASSETS (IN THOUSANDS)
JUNE 30, 1998 (UNAUDITED)

                                                                Par      Value
                                                              -------  --------
BANK NOTES -- 2.9%
BANKING-DOMESTIC -- 2.9%
BankBoston N.A.
      5.57%, 07/08/98                                         $ 5,000  $  5,000
                                                                       --------
TOTAL BANK NOTES (Cost $5,000)                                            5,000
                                                                       --------
REPURCHASE AGREEMENT -- 0.3%(c)
Salomon Brothers Inc. Tri-Party Repurchase Agreement
Collateralized by: U.S. Government Securities
      6.25%  Issue  06/30/98
             Due    07/01/98                                      461       461
                                                                       --------
TOTAL REPURCHASE AGREEMENT (Cost $461)                                      461
                                                                       --------
TOTAL INVESTMENTS -- 103.9% (Cost $180,645)                             180,645
                                                                       --------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.9%)                          (6,733)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $173,912
                                                                       ========

SEE ACCOMPANYING NOTES TO STATEMENT OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
JUNE 30, 1998 (UNAUDITED)


NOTES TO STATEMENT OF NET ASSETS

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Retirement Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1998, the aggregate value of private placement securities held by the Fund was $9,244,000 which represented 5.32 % of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreement due dates are considered the maturity date. Repurchase agreements with due dates later than 7 days from issue dates may be subject to 7-day putable demand features for liquidity purposes.

Abbreviations

IDRB  Industrial Development Revenue Bond

LOC   Letter of Credit

RB    Revenue Bond


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)


ASSETS
Investments, at value (Cost: $180,645)                                $ 180,645
Receivables:
   Fund shares sold                                                       1,431
   Interest                                                                 848
Prepaid expenses                                                             21
                                                                      ---------
      Total assets                                                      182,945
                                                                      ---------

LIABILITIES
Payables:
   Dividends                                                                382
   Investments purchased                                                  2,595
   Fund shares redeemed                                                   5,984
   Investment advisory and administration fees                               12
   Transfer agency and shareholder service fees                               8
Other liabilities                                                            52
                                                                      ---------
      Total liabilities                                                   9,033
                                                                      ---------

Net assets applicable to outstanding shares                           $ 173,912
                                                                      =========

NET ASSETS CONSIST OF:
Paid-in-capital                                                       $ 173,903
Undistributed net investment income                                          10
Accumulated net realized loss on investments sold                            (1)
                                                                      ---------
                                                                      $ 173,912
                                                                      =========

PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                        173,960
Net asset value, offering and redemption price per share                  $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 1998 (Unaudited)

Interest income                                                          $4,891
                                                                         ------

Expenses:
   Investment advisory and administration fees                              395
   Transfer agency and shareholder service fees                             215
   Custodian and portfolio accounting fees                                   49
   Registration fees                                                          5
   Professional fees                                                         10
   Shareholder reports                                                        5
   Trustees' fees                                                             9
   Insurance and other expenses                                               8
                                                                         ------
                                                                            696
Less: expenses reduced (see Note 4)                                         (69)
                                                                         ------
      Total expenses incurred by Fund                                       627
                                                                         ------
Net investment income                                                     4,264
                                                                         ------
Increase in net assets resulting from operations                         $4,264
                                                                         ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                   Six months
                                                      ended
                                                    June 30,         Year ended
                                                      1998          December 31,
                                                   (Unaudited)          1997
                                                   -----------      ------------
Operations:
   Net investment income                            $   4,264        $   7,232
                                                    ---------        ---------
   Increase in net assets resulting
      from operations                                   4,264            7,232
                                                    ---------        ---------

Dividends to shareholders from
   net investment income (See Note 2)                  (4,299)          (7,232)
                                                    ---------        ---------

Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                          140,313          279,578
   Net asset value of shares issued in
      reinvestment of dividends                         4,896            6,958
   Less payments for shares redeemed                 (126,165)        (267,952)
                                                    ---------        ---------
   Increase in net assets from
      capital share transactions                       19,044           18,584
                                                    ---------        ---------

Total increase in net assets                           19,009           18,584

Net Assets:
   Beginning of period                                154,903          136,319
                                                    ---------        ---------
   End of period                                    $ 173,912        $ 154,903
                                                    =========        =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:


                                               Net
   Fiscal       Net Asset                  Realized &        Total       Dividends                     Net Asset
   Period         Value          Net       Unrealized        from        from Net                      Value at
   Ended        Beginning    Investment     Gains on      Investment    Investment        Total         End of
December 31,    Of Period      Income      Investments     Operation      Income      Distributions     Period
------------    ---------    ----------    -----------    ----------    ----------    -------------    ---------
  1998 1          $1.00         $0.03         $--            $0.03         $(0.03)*      $(0.03)         $1.00
  1997            $1.00         $0.05         $--            $0.05         $(0.05)       $(0.05)         $1.00
  1996            $1.00         $0.05         $--            $0.05         $(0.05)       $(0.05)         $1.00
  1995            $1.00         $0.05         $--            $0.05         $(0.05)       $(0.05)         $1.00
  1994 2          $1.00         $0.03         $--            $0.03         $(0.03)       $(0.03)         $1.00

(DAGGER) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

     Fiscal                               Ratio of Net
     Period              Ratio of          Investment
 Ended Dec. 31,          Expenses            Income
 --------------          --------         ------------
     1998 1               0.81%**            4.88%**
     1997                 0.84%              4.85%
     1996                 0.88%              4.68%
     1995                 0.92%              5.09%
     1994 2               1.05%**            3.72%**

(1) For the six month period ended June 30, 1998 (Unaudited).
(2) For the period from March 2, 1994 (commencement of operations) to December 31, 1994.
 *  The amounts shown include certain reclassifications related to book tax differences (See Note 2 of Notes to
    Fiancial Statements).
**  Annualized


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             Ratio of Net
                                                         Ratio of             Investment
   Fiscal             Total                              Expenses               Income
   Period            Return          Net Assets         to Average            to Average
   Ended        (not annualized)    End of Period    Net Assets(DAGGER)    Net Assets(DAGGER)
December 31,            %              (000's)              (%)                   (%)
------------    ----------------    -------------    ------------------    ------------------
  1998 1              2.51            $173,912            0.73**                4.96**
  1997                5.07            $154,903            0.73                  4.96
  1996                4.93            $136,319            0.73                  4.83
  1995                5.43             $98,992            0.73                  5.28
  1994 2              3.29             $31,415            0.73**                4.04**

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)

1. DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of the Charles Schwab Family of Funds (the "Trust"), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
================================================================================
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1998(Unaudited)

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At December 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                         Schwab
Expiring in:                            Retirement Money Fund(REGISTRATION MARK)
----------------                        ----------------------------------------
12/31/03                                                  $  120
12/31/04                                                   1,081
                                                          ------
Total capital loss carryforwards                          $1,201
                                                          ======

RECLASSIFICATION  --  Generally  accepted  accounting  principles  require  that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $45,000 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion if its fee for the six months ended June 30, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The fund incurred fees of $9,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.73% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1998, the total of such fees reduced by the Investment Manager was $69,000.

                         SCHWABFUNDS(REGISTRATION MARK)

         INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc.,
                 101 Montgomery Street, San Francisco, CA 94104

                    DISTRIBUTOR: Charles Schwab & Co., Inc.,
                 101 Montgomery Street, San Francisco, CA 94014


 This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

    (C)1998 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.
                           (0098-3109) MKT3606 (8/98)